Property, plant and equipment - Schedule of Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Beginning of year	$ 97,285
Impairment of assets	(5,741)	$ (138,371)
End of year	87,123	97,285
Cost
Property, plant and equipment
Beginning of year	131,574	131,909
Additions	8,103	18,092
Assets classified as held for sale and other disposals	(7,126)	(7,915)
Impairment of assets	(3,362)	(11,490)
Other		(1,647)
Currency translation adjustments	199	2,625
End of year	129,388	131,574
Accumulated depreciation
Property, plant and equipment
Beginning of year	(34,289)	(20,213)
Depreciation	13,634	15,119
Assets classified as held for sale and other disposals	(5,367)	(1,643)
Other		91
Currency translation adjustments	(291)	691
End of year	(42,265)	(34,289)
Land and Buildings
Property, plant and equipment
End of year	21,537
Land and Buildings | Cost
Property, plant and equipment
Beginning of year	31,617
Additions	543
Assets classified as held for sale and other disposals	(550)
Currency translation adjustments	1,028
End of year	32,638	31,617
Land and Buildings | Accumulated depreciation
Property, plant and equipment
Beginning of year	(7,596)
Depreciation	3,640
Assets classified as held for sale and other disposals	(438)
Currency translation adjustments	303
End of year	(11,101)	(7,596)
Machinery and Equipment
Property, plant and equipment
End of year	50,061
Machinery and Equipment | Cost
Property, plant and equipment
Beginning of year	88,558
Additions	2,972
Assets classified as held for sale and other disposals	(6,576)
Impairment of assets	(2,848)
Transfers	124
Currency translation adjustments	(1,005)
End of year	81,225	88,558
Machinery and Equipment | Accumulated depreciation
Property, plant and equipment
Beginning of year	(26,693)
Depreciation	9,994
Assets classified as held for sale and other disposals	(4,929)
Currency translation adjustments	(594)
End of year	(31,164)	(26,693)
Construction-in-progress
Property, plant and equipment
End of year	15,525
Construction-in-progress | Cost
Property, plant and equipment
Beginning of year	11,399
Additions	4,588
Impairment of assets	(514)
Transfers	(124)
Currency translation adjustments	176
End of year	15,525	11,399
Equipment
Property, plant and equipment
Aggregate amount of consideration receivable		$ 6,700
Equipment | Cost
Property, plant and equipment
Assets classified as held for sale	$ 400